Segmented Information - Schedule of Information with Respect to Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total sales	$ 36,641	$ 34,835	$ 30,837
Depreciation and amortization	890	1,063	801
Adjusted EBIT	2,632	2,065	1,658
Goodwill	1,350	1,440	1,473
Fixed assets, net	5,664	5,441
Current assets	10,007	9,923	9,135
Investments, goodwill, deferred tax assets and other assets	2,468	2,626	2,701
Consolidated total assets	18,139	17,990	17,109
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	36,641	34,835	30,837
External sales	36,641	34,835	30,837
Depreciation and amortization	890	1,063	801
Adjusted EBIT	2,632	2,065	1,658
Goodwill	1,350	1,440	1,473
Fixed asset additions	1,587	1,170	1,274
Fixed assets, net	5,664	5,441	5,273
North America [Member]
Segment Reporting Information [Line Items]
Goodwill	635	656	701
North America [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	19,712	17,954	16,335
External sales	19,603	17,859	16,241
Depreciation and amortization	421	598	432
Adjusted EBIT	1,992	1,645	1,521
Goodwill	635	656	701
Fixed asset additions	715	645	615
Fixed assets, net	2,553	2,347	2,206
North America [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(1,224)	(1,182)	(1,046)
North America [Member] | Canada [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	6,799	6,734	6,343
External sales	6,324	6,223	5,907
Fixed asset additions	204	167	158
Fixed assets, net	638	601	660
North America [Member] | United States [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	9,780	8,409	7,518
External sales	9,252	7,938	7,053
Fixed asset additions	351	349	294
Fixed assets, net	1,260	1,135	973
North America [Member] | Mexico [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	4,357	3,993	3,520
External sales	4,027	3,698	3,281
Fixed asset additions	160	129	163
Fixed assets, net	655	611	573
Europe [Member]
Segment Reporting Information [Line Items]
Goodwill	588	655	611
Europe [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	14,706	14,718	12,709
External sales	14,494	14,525	12,563
Depreciation and amortization	357	355	283
Adjusted EBIT	434	375	165
Goodwill	588	655	611
Fixed asset additions	517	361	378
Fixed assets, net	2,012	2,169	2,132
Europe [Member] | Intersubsegment Eliminations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(432)	(387)	(188)
Europe [Member] | Western Europe Excluding Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	11,775	11,813	10,089
External sales	11,487	11,544	9,927
Fixed asset additions	375	225	246
Fixed assets, net	1,359	1,463	1,490
Europe [Member] | Great Britain [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	783	975	961
External sales	781	968	952
Fixed asset additions	51	24	15
Fixed assets, net	98	70	58
Europe [Member] | Eastern Europe [Member] | Reportable Subsegments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	2,580	2,317	1,847
External sales	2,226	2,013	1,684
Fixed asset additions	91	112	117
Fixed assets, net	555	636	584
Asia [Member]
Segment Reporting Information [Line Items]
Goodwill	127	129	74
Asia [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	1,983	1,684	1,289
External sales	1,837	1,539	1,188
Depreciation and amortization	71	64	42
Adjusted EBIT	162	85	49
Goodwill	127	129	74
Fixed asset additions	141	114	214
Fixed assets, net	650	597	558
Rest of World [Member]
Segment Reporting Information [Line Items]
Goodwill			87
Rest of World [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	695	889	822
External sales	694	889	822
Depreciation and amortization	17	20	17
Adjusted EBIT	(35)	(76)	(77)
Goodwill			87
Fixed asset additions	8	20	56
Fixed assets, net	82	102	128
Corporate and Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales	(455)	(410)	(318)
External sales	13	23	23
Depreciation and amortization	24	26	27
Adjusted EBIT	79	36
Fixed asset additions	206	30	11
Fixed assets, net	$ 367	$ 226	$ 249